General Information and Basis of Presentation - Summary of Subsidiary Companies (Detail)	12 Months Ended
Dec. 31, 2025 t
Clean Power Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Clean Power Inc.
Date of Incorporation	May 02, 2007
Name of Vessel Owned by Subsidiary	Magic Wand
Dead Weight Tonnage	47,000
Acquisition Date	Jan. 09, 2008
MR Roi Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	MR Roi Inc.
Date of Incorporation	May 02, 2007
Name of Vessel Owned by Subsidiary	Clean Thrasher
Dead Weight Tonnage	47,000
Acquisition Date	Feb. 27, 2008
King Of Hearts Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	King of Hearts Inc.
Date of Incorporation	Mar. 17, 2008
Name of Vessel Owned by Subsidiary	Clean Sanctuary
Dead Weight Tonnage	46,000
Acquisition Date	Jul. 14, 2009
Nirvana Product Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Nirvana Product Trading Inc
Date of Incorporation	Feb. 25, 2022
Name of Vessel Owned by Subsidiary	Clean Nirvana
Dead Weight Tonnage	50,000
Acquisition Date	Mar. 28, 2022
Volume Jet Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Volume Jet Trading Inc.
Date of Incorporation	Feb. 25, 2022
Name of Vessel Owned by Subsidiary	Clean Justice
Dead Weight Tonnage	46,000
Acquisition Date	May 31, 2022
International Crude And Product Enterprises [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Intercontinental Crude and Product Enterprises Inc.
Date of Incorporation	May 18, 2022
Name of Vessel Owned by Subsidiary	Suez Enchanted
Dead Weight Tonnage	160,000
Acquisition Date	Jun. 03, 2022
Petroleum Trading And Shipping [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Petroleum Trading and Shipping Inc.
Date of Incorporation	Apr. 21, 2022
Name of Vessel Owned by Subsidiary	Suez Protopia
Dead Weight Tonnage	160,000
Acquisition Date	Jun. 03, 2022
Haven Exotic Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Haven Exotic Trading Inc.
Date of Incorporation	Jan. 31, 2023
Name of Vessel Owned by Subsidiary	Eco Wildfire
Dead Weight Tonnage	33,000
Acquisition Date	Mar. 28, 2023
Blue Oddysey International Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Blue Oddysey International Inc.
Date of Incorporation	Jan. 31, 2023
Name of Vessel Owned by Subsidiary	Glorieuse
Dead Weight Tonnage	38,000
Acquisition Date	Mar. 27, 2023
Aquatic Success International Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Aquatic Success International Inc.
Date of Incorporation	Sep. 06, 2023
Name of Vessel Owned by Subsidiary	Aquadisiac
Dead Weight Tonnage	51,000
Acquisition Date	Feb. 18, 2024
Alpine Hydrocarbons Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Alpine Hydrocarbons Inc.
Date of Incorporation	Sep. 06, 2023
Name of Vessel Owned by Subsidiary	Gstaad Grace II
Dead Weight Tonnage	113,000
Acquisition Date	Feb. 28, 2024
Disposal Date	Apr. 26, 2024
Poseidonas Corporation Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Poseidonas Corporation Inc.
Date of Incorporation	May 20, 2024
Name of Vessel Owned by Subsidiary	Neptulus
Dead Weight Tonnage	33,000
Acquisition Date	Aug. 24, 2024
Imperial Petroleum Product Solutions Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Imperial Petroleum Product Solutions Inc.
Date of Incorporation	May 20, 2024
Name of Vessel Owned by Subsidiary	Clean Imperial
Dead Weight Tonnage	40,000
Acquisition Date	Jan. 10, 2025
Artemisia Commodities Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Artemisia Commodities Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Eco Sikousis
Dead Weight Tonnage	82,000
Acquisition Date	May 31, 2025
Aurelia World Transports Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Aurelia World Transports Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Eco Czar
Dead Weight Tonnage	82,000
Acquisition Date	Jun. 14, 2025
Guinevere Dry Cargoes Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Guinevere Dry Cargoes Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Supra Duke
Dead Weight Tonnage	56,000
Acquisition Date	Jun. 13, 2025
Edrys Shipments Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Edrys Shipments Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Supra Baron
Dead Weight Tonnage	56,000
Acquisition Date	Jun. 22, 2025
Ophelia Grain Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Ophelia Grain Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Supra Sovereign
Dead Weight Tonnage	56,000
Acquisition Date	Jun. 19, 2025
Laurentia Bulk Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Laurentia Bulk Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Supra Monarch
Dead Weight Tonnage	56,000
Acquisition Date	May 23, 2025
Sapphira Wheat Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Sapphira Wheat Inc.
Date of Incorporation	Sep. 13, 2024
Name of Vessel Owned by Subsidiary	Supra Pasha
Dead Weight Tonnage	56,000
Acquisition Date	Apr. 26, 2025
Marvellous Iron Transport Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Marvellous Iron Transport Inc.**
Date of Incorporation	Dec. 30, 2025
Ancient Mythology Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Ancient Mythology Trading Inc.****
Date of Incorporation	Dec. 22, 2025
Blackhawk Fire Industries Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Blackhawk Fire Industries Inc. ***
Date of Incorporation	Dec. 30, 2025
Catharge Transports Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Catharge Transports Inc. ****
Date of Incorporation	Dec. 30, 2025
Out and About Grain and Wheat Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Out and About Grain and Wheat Inc. ****
Date of Incorporation	Dec. 22, 2025
Panacea Potions Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Panacea Potions Inc. ****
Date of Incorporation	Dec. 22, 2025
Rider Petroleum Products Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Rider Petroleum Products Inc. ****
Date of Incorporation	Dec. 22, 2025